Schedule of Investments (unaudited)	iShares® Global Consumer Staples ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Coles Group Ltd.	304,689	$3,347,025
Endeavour Group Ltd.	315,236	1,119,498
Treasury Wine Estates Ltd.	181,720	1,337,005
Woolworths Group Ltd.	278,097	7,055,305
		12,858,833
Belgium — 1.8%
Anheuser-Busch InBev SA/NV	237,287	15,316,426

Brazil — 0.4%
Ambev SA, ADR	1,004,193	2,811,740
Natura & Co. Holding SA(a)	195,854	671,549
		3,483,289
Canada — 2.1%
Alimentation Couche-Tard Inc.	166,737	9,818,866
George Weston Ltd.	13,602	1,688,637
Loblaw Companies Ltd.	33,627	3,255,478
Metro Inc.	52,162	2,700,118
Saputo Inc.	56,641	1,146,884
		18,609,983
Chile — 0.1%
Cencosud SA	282,752	531,157

Denmark — 0.3%
Carlsberg A/S, Class B	20,530	2,576,188

Finland — 0.1%
Kesko OYJ, Class B	61,628	1,221,696

France — 5.2%
Carrefour SA	121,019	2,216,419
Danone SA	143,421	9,304,942
L’Oreal SA	52,469	26,155,827
Pernod Ricard SA	45,392	8,021,756
		45,698,944
Germany — 0.6%
Beiersdorf AG	22,374	3,350,614
HelloFresh SE(a)	39,858	628,422
Henkel AG & Co. KGaA	22,784	1,634,720
		5,613,756
Ireland — 0.3%
Kerry Group PLC, Class A	35,409	3,073,476

Japan — 5.5%
Aeon Co. Ltd.	198,517	4,429,801
Ajinomoto Co. Inc.	118,700	4,569,217
Asahi Group Holdings Ltd.	115,398	4,297,003
Japan Tobacco Inc.	250,400	6,466,633
Kao Corp.	106,100	4,361,303
Kikkoman Corp.	44,100	2,694,810
Kirin Holdings Co. Ltd.	185,196	2,711,293
MEIJI Holdings Co. Ltd.	62,300	1,479,849
Nissin Foods Holdings Co. Ltd.	57,000	1,990,429
Seven & i Holdings Co. Ltd.	181,637	7,183,661
Shiseido Co. Ltd.	91,100	2,745,970
Unicharm Corp.	100,300	3,627,585
Yakult Honsha Co. Ltd.	69,340	1,556,517
		48,114,071
Mexico — 1.5%
Arca Continental SAB de CV	105,772	1,154,890
Fomento Economico Mexicano SAB de CV	418,199	5,442,670
Grupo Bimbo SAB de CV, Series A	340,187	1,721,870
Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	1,112,077	$4,687,083
		13,006,513
Netherlands — 1.6%
Heineken Holding NV	22,949	1,943,186
Heineken NV	57,697	5,861,986
Koninklijke Ahold Delhaize NV	222,117	6,390,627
		14,195,799
Norway — 0.4%
Mowi ASA	100,494	1,799,622
Orkla ASA	173,581	1,347,985
		3,147,607
Portugal — 0.2%
Jeronimo Martins SGPS SA	62,520	1,591,167

Sweden — 0.4%
Essity AB, Class B	137,209	3,400,337

Switzerland — 8.7%
Barry Callebaut AG, Registered	812	1,370,801
Bunge Global SA	33,075	3,338,921
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	229	2,748,828
Chocoladefabriken Lindt & Spruengli AG, Registered	24	2,911,646
Nestle SA, Registered	568,076	65,851,290
		76,221,486
United Kingdom — 10.9%
Associated British Foods PLC	76,648	2,310,095
British American Tobacco PLC	508,987	14,892,544
Diageo PLC	507,901	18,434,348
Haleon PLC	1,093,184	4,475,791
Imperial Brands PLC	205,844	4,740,134
J Sainsbury PLC	404,330	1,558,862
Marks & Spencer Group PLC	444,638	1,540,939
Ocado Group PLC(a)	167,879	1,621,701
Reckitt Benckiser Group PLC	167,674	11,570,078
Tesco PLC	1,614,394	5,980,885
Unilever PLC	572,910	27,735,138
		94,860,515
United States — 57.4%
Altria Group Inc.	402,638	16,242,417
Archer-Daniels-Midland Co.	121,426	8,769,386
Brown-Forman Corp., Class B	41,656	2,378,558
Campbell Soup Co.	45,248	1,956,071
Church & Dwight Co. Inc.	56,090	5,303,870
Clorox Co. (The)	28,229	4,025,173
Coca-Cola Co. (The)	649,053	38,248,693
Colgate-Palmolive Co.	187,443	14,941,082
Conagra Brands Inc.	108,811	3,118,523
Constellation Brands Inc., Class A	36,794	8,894,950
Costco Wholesale Corp.	85,608	56,508,129
Dollar General Corp.	49,964	6,792,606
Dollar Tree Inc.(a)	47,581	6,758,881
Estee Lauder Companies Inc. (The), Class A	52,885	7,734,431
General Mills Inc.	132,330	8,619,976
Hershey Co. (The)	34,122	6,361,706
Hormel Foods Corp.	65,698	2,109,563
JM Smucker Co. (The)	24,161	3,053,467
Kellogg Co.	60,041	3,356,892
Kenvue Inc.	392,359	8,447,489
Keurig Dr Pepper Inc.	229,201	7,636,977
Kimberly-Clark Corp.	76,933	9,348,129

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Kraft Heinz Co. (The)	181,496	$6,711,722
Kroger Co. (The)	150,654	6,886,394
Lamb Weston Holdings Inc.	32,993	3,566,213
McCormick & Co. Inc./MD, NVS	57,207	3,914,103
Molson Coors Beverage Co., Class B	42,154	2,580,246
Mondelez International Inc., Class A	309,703	22,431,788
Monster Beverage Corp.(a)	168,170	9,688,274
PepsiCo Inc.	227,058	38,563,531
Philip Morris International Inc.	353,410	33,248,813
Procter & Gamble Co. (The)	501,457	73,483,509
Sysco Corp.	114,783	8,394,081
Target Corp.	105,086	14,966,348
Tyson Foods Inc., Class A	64,934	3,490,203
Walgreens Boots Alliance Inc.	163,238	4,262,144
Walmart Inc.	246,913	38,925,834
		501,720,172
Total Common Stocks — 99.0%
(Cost: $930,146,860)		865,241,415

Preferred Stocks

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	36,909	2,969,034

Total Preferred Stocks — 0.3%
(Cost: $3,513,351)		2,969,034
Total Long-Term Investments — 99.3%
(Cost: $933,660,211)		868,210,449
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(c)	400,000	$400,000

Total Short-Term Securities — 0.1%
(Cost: $400,000)		400,000
Total Investments — 99.4%
(Cost: $934,060,211)		868,610,449
Other Assets Less Liabilities — 0.6%		5,374,972
Net Assets — 100.0%		$873,985,421

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(2,280	)(b)	$2,280	$—	$—	—	$3,184	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	—	(1,650,000	)(b)	—	—	400,000	400,000	83,558		—
					$2,280	$—	$400,000		$86,742		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	61	03/15/24	$4,468	$89,238
Euro STOXX 50 Index	5	03/15/24	251	(810)

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
December 31, 2023

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	9	03/15/24	$889	$10,886
				$99,314

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$540,018,486	$325,222,929	$—	$865,241,415
Preferred Stocks	—	2,969,034	—	2,969,034
Short-Term Securities
Money Market Funds	400,000	—	—	400,000
	$540,418,486	$328,191,963	$—	$868,610,449
Derivative Financial Instruments(a)
Assets
Equity Contracts	$89,238	$10,886	$—	$100,124
Liabilities
Equity Contracts	—	(810)	—	(810)
	$89,238	$10,076	$—	99,314

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

3